Notes Payable - Term Loan Due to SPE Member (Details) - Term Loan Due To SPE Member - Notes Payable - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020	May 31, 2020
Debt Instrument [Line Items]
Face amount of debt		$ 13.3
Fixed interest rate, annual	12.50%
Final balloon payment	$ 8.7		$ 3.0	$ 5.9
Imputed interest		$ 1.2
Repayments of Debt	$ 4.8